John Hancock Financial Services

U.S. Wealth Management

601 Congress Street

Boston, MA 02210-2805

January 16, 2007

EDGAR

U.S. Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	John Hancock Municipal Securities Trust– (the “Trust”)

John Hancock Tax-Free Income Funds Prospectus and

Statement of Additional Information:

--John Hancock High Yield Municipal Bond Fund and

--John Hancock Tax-Free Bond Fund (the “Funds”);

File Nos. 811-5968 and 33-32246

CERTIFICATE UNDER RULE 497(j)

Gentlemen and Ladies:

Pursuant to 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, I hereby certify that the form of the Tax-Free Income Funds Prospectus and the Funds’ Statement of Additional Information dated January 1, 2007 for the above-captioned registrant that would have been filed under paragraph (b) or (c) of Rule 497(j) does not differ from that contained in the most recent registration statement amendment and the text of the most recent registration statement has been filed electronically.

Sincerely,

/s/Alfred P. Ouellette

Alfred P. Ouellette

AVP, Senior Counsel and

Assistant Secretary